MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

October 29, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         MONEY MARKET OBLIGATIONS TRUST (the “Registrant”)
Federated Automated Government Money Trust
Federated Master Trust
Federated Money Market Management
Eagle Shares
Premier Shares
Federated Trust for U.S. Treasury Obligations
1933 Act File No. 33-31602
1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated October 31, 2010, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 113 on October 28, 2010.

If you have any questions regarding this certification, please contact me at (412) 288-7404.

Very truly yours,

/s/ Leslie K. Ross
Leslie K. Ross
Assistant Secretary